OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by Entities Outside of the Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audits of group pension schemes [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by Entities Outside of the Group [Line Items]
Audit Fees	£ 0.1	£ 0.3	£ 0.3
Audits of the unconsolidated Open Ended Investment Companies managed by the Group [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by Entities Outside of the Group [Line Items]
Audit Fees	0.3	0.4	0.4
Reviews of the financial position of corporate and other borrowers [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by Entities Outside of the Group [Line Items]
Audit Fees		1.2	3.1
Acquisition due diligence and other work performed in respect of potential venture capital investments [Member]
OPERATING EXPENSES (Details) - Schedule of Auditors' Fees Payable by Entities Outside of the Group [Line Items]
Audit Fees	£ 0.1	£ 1.0	£ 1.2